Note 37 - Interest Income and Expense (Tables)	12 Months Ended
Dec. 31, 2019
Interest Income And Expense
Interest Income Break Down By Origin
Interest and other income. Breakdown by origin (Millions of Euros)
	2019	2018	2017
Financial assets held for trading	2,041	2,057	1,306
Financial assets designated at fair value through profit or loss	159	148	73
Financial assets at fair value through other comprehensive income	1,815	1,846	1,485
Financial assets at amortized cost	25,698	24,572	24,485
Insurance activity	1,079	1,141	1,058
Adjustments of income as a result of hedging transactions	(74)	(201)	415
Other income	343	268	474
Total	31,061	29,831	29,296

Interest Expenses Break Down By Origin
Interest expense. Breakdown by origin (Millions of Euros)
	2019	2018	2017
Financial liabilities held for trading	1,230	1,211	87
Financial liabilities designated at fair value through profit or loss	6	41	-
Financial liabilities at amortized cost (*)	10,805	10,321	9,729
Adjustments of expense as a result of hedging transactions	(246)	(352)	665
Insurance activity	753	832	732
Cost attributable to pension funds	86	73	79
Other expense	224	113	245
Total	12,859	12,239	11,537